Assets held for sale or exchange and liabilities related to assets held for sale or exchange	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Assets held for sale or exchange and liabilities related to assets held for sale or exchange	Assets held for sale or exchange and liabilities related to assets held for sale or exchange
Assets held for sale or exchange, and liabilities related to assets held for sale or exchange, comprise:

(€ million)	December 31, 2020	December 31, 2019	December 31, 2018
Assets held for sale or exchange	83	325	68
Liabilities related to assets held for sale or exchange	32	6	—
As of December 31, 2020, assets held for sale mainly related to the planned divestment of an industrial facility in North America.
As of December 31, 2019, assets held for sale mainly comprised assets associated with the sale of Seprafilm®, which was completed in the first half of 2020.